Other receivables	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
OTHER RECEIVABLES
6.	OTHER RECEIVABLES

Other receivables consist of the following:

	March 31,	December 31,
	2016	2015
Contract A earnings in excess of billings	$449,873	$-
Other earnings in excess of billings	140,471	-
Other receivable	660	21,697
Total	$591,004	$21,697